Selected Financial Statement Information - Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment
Medical Equipment		$ 629,193	$ 618,052
Less: Accumulated depreciation		(467,236)	(441,182)
Medical equipment, net		161,957	176,870
Property and office equipment		105,341	94,846
Less: Accumulated depreciation and amortization		(69,284)	(63,067)
Property and Office Equipment, Net		36,057	31,779
Total property and equipment, net		198,014	208,649
Property and equipment financed under capital leases, net		17,661	16,715
Asset impairment charges	$ 3,287
Leasehold improvements
Property and Equipment
Property and office equipment		19,986	15,485
Office equipment and vehicles
Property and Equipment
Property and office equipment		$ 85,355	$ 79,361